CONSOLIDATED STATEMENT OF FINANCIAL POSITION - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
NON-CURRENT ASSETS
Property, plant and equipment	$ 2,544	$ 2,164
Intangible assets	96	138
Right-of-use assets	21	9
Deferred tax asset		36
Investments in associates and joint ventures	672	902
Financial assets at amortized cost		102
Financial assets at fair value through profit and loss	35	27
Other assets		1
Trade and other receivables	18	20
Total non-current assets	3,386	3,399
CURRENT ASSETS
Inventories	205	173
Financial assets at amortized cost	105	8
Financial assets at fair value through profit and loss	559	586
Trade and other receivables	296	470
Cash and cash equivalents	171	106
Total current assets	1,336	1,343
Total assets	4,722	4,742
SHAREHOLDERS´ EQUITY
Share capital	36	36
Share capital adjustment	191	191
Share premium	516	516
Treasury shares adjustment	1	1
Treasury shares cost	(7)	(23)
Legal reserve	45	45
Voluntary reserve	1,433	968
Other reserves	(15)	(15)
Other comprehensive (loss) income	(19)	81
Retained earnings	223	477
Equity attributable to owners of the company	2,404	2,277
Non-controlling interest	9	7
Total equity	2,413	2,284
NON-CURRENT LIABILITIES
Provisions	150	147
Income tax and minimum notional income tax provision	55	179
Deferred tax liability	297	112
Defined benefit plans	16	28
Borrowings	1,224	1,340
Trade and other payables	46	21
Total non-current liabilities	1,788	1,827
CURRENT LIABILITIES
Provisions	6	4
Income tax liability	17	5
Tax liabilities	14	28
Defined benefit plans	3	6
Salaries and social security payable	19	32
Derivative financial instruments		2
Borrowings	224	273
Trade and other payables	238	281
Total current liabilities	521	631
Total liabilities	2,309	2,458
Total liabilities and equity	$ 4,722	$ 4,742